Income taxes (Components of Income Before Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income before income taxes:
Parent company and domestic subsidiaries	¥ 1,552,975	¥ 1,880,971	¥ 1,423,208
Foreign subsidiaries	732,490	739,458	770,617
Income before income taxes and equity in earnings of affiliated companies	¥ 2,285,465	¥ 2,620,429	¥ 2,193,825